Goodwin Procter LLP Counsellors at Law 901 New York Avenue, N.W. Washington, D.C. 20001	T: 202.346.4000 F: 202.346.4444 goodwinprocter.com

September 25, 2009

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Old Westbury Funds, Inc.
Preliminary Proxy Statement
File Nos. 033-66528 and 811-07912

Ladies and Gentlemen:

          On behalf of Old Westbury Funds, Inc. (the “Corporation”), a registered investment company under the Investment Company Act of 1940, we are transmitting herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 a copy of the preliminary proxy statement (the “Proxy Statement”), forms of proxy and notice of special meeting of shareholders to be provided to shareholders of each series of the Corporation (each, a “Fund”), in connection with a special meeting to be held on December 7, 2009.

          Shareholder proxies are being solicited on proposals to (i) elect a director; (ii) approve changes to or the elimination of certain fundamental investment limitations with respect to various Funds; (iii) approve certain changes to the investment goals of various Funds; and (iv) reclassify each Fund’s investment goal as non-fundamental. Proxy materials are expected to be mailed to shareholders on or about October 7, 2009.

          If you have any questions, please contact me at (202) 346-4515.

Very truly yours,

/s/ Robert M. Kurucza

Robert M. Kurucza